Financial Results, Net - Summary of Net Financing Income/(Loss) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exchange rate differences
Profit from operations with securities (Note 41)	$ 0	$ 4,805,680
Foreign exchange gains	358,318	133,229	$ 88,554
Foreign exchange losses	(278,144)	(2,440,399)	(2,541,854)
Total	80,174	2,498,510	(2,453,300)
Financial income
Unwinding of discounts on provisions and liabilities	39,183	123,192	124,083
Total	39,183	123,192	124,083
Financial expenses
Interest on borrowings	(337,858)	(597,530)	(1,830,296)
Interest from short-term investments	(1,113,116)	(536,422)	(100,200)
Tax interest	(57,501)	(87,824)	(347,853)
Interest on leases	(43,185)	(75,468)	(80,959)
Unwinding of discounts on receivables		(359,110)	(162,250)
Others	(392,483)	(620,208)	(561,678)
Total	$ (1,944,143)	$ (2,276,562)	$ (3,083,236)